Note 4 - Business Segments, Sales of Products and Significant Customers (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Information About Reportable Segments
The tables below present information about our reportable segments as of and for the years ended December 31, 2023, 2022 and 2021 (in thousands).

	2023	2022	2021
Net sales to unaffiliated customers:
Greens Creek	$384,504	$335,062	$384,843
Lucky Friday	116,284	147,814	131,488
Keno Hill	35,518	—	—
Casa Berardi	177,678	235,136	245,152
Other	6,243	893	45,990

Total sales to unaffiliated customers	$720,227	$718,905	$807,473

Income (loss) from operations:
Greens Creek	$113,551	$87,297	$164,666
Lucky Friday	4,811	27,636	31,683
Keno Hill	(35,344)	(4,249)	—
Casa Berardi	(56,683)	(21,799)	5,807
Other	(71,009)	(101,323)	(118,736)

Total (loss) income from operations	$(44,674)	$(12,438)	$83,420

Capital additions (excluding non-cash items):
Greens Creek	$43,542	$36,898	$23,883
Lucky Friday	65,337	50,992	29,885
Keno Hill	44,672	19,725	—
Casa Berardi	70,056	39,667	49,617
Other	280	2,096	5,663

Total capital additions	$223,887	$149,378	$109,048

Depreciation, depletion and amortization:
Greens Creek	$53,995	$48,911	$48,710
Lucky Friday	24,325	33,704	26,846
Keno Hill	4,277	—	—
Casa Berardi	66,037	60,962	80,744
Other	140	361	15,493

Total depreciation, depletion and amortization	$148,774	$143,938	$171,793

Other significant non-cash items:
Greens Creek	$11,098	$2,821	$3,653
Lucky Friday	(916)	1,138	1,048
Keno Hill	376	1,669	—
Casa Berardi	13,378	1,520	1,284
Other	18,994	3,568	(12,290)

Total other significant non-cash items	$42,930	$10,716	$(6,305)

Identifiable assets:
Greens Creek	$569,369	$582,687	$589,944
Lucky Friday	578,110	571,510	516,545
Keno Hill	362,986	276,096	—
Casa Berardi	683,035	681,631	701,868
Other	817,604	815,248	920,451

Total identifiable assets	$3,011,104	$2,927,172	$2,728,808

Schedule of Long-lived Assets by Geographic Area
The following are our long-lived assets by geographic area as of December 31, 2023 and 2022 (in thousands):

	2023	2022
United States	$1,698,285	$1,670,676
Canada	960,109	891,375
Mexico	7,856	7,739

Total long-lived assets	$2,666,250	$2,569,790

Schedule of Sales Contributed by Each Segment
Sales of metal concentrates and metal products are made principally to custom smelters, third-party processors and metal traders. The percentage of metal sales contributed by each segment is reflected in the following table:

	Year Ended December 31,
	2023	2022	2021
Greens Creek	53.7%	46.6%	47.6%
Lucky Friday	16.3%	20.6%	16.3%
Keno Hill	5.0%	—	—
Casa Berardi	24.9%	32.7%	30.4%
Other	0.1%	0.1%	5.7%

	100%	100%	100%

Schedule of Sales of Products by Metal
Total sales for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Silver	$302,284	$265,054	$293,646
Gold	274,613	298,910	362,037
Lead	72,726	83,384	75,431
Zinc	116,230	123,057	125,292
Less: Smelter and refining charges	(50,909)	(51,973)	(48,933)
Total metal sales	714,944	718,432	807,473
Environmental remediation services	5,283	473	—

Total sales	$720,227	$718,905	$807,473

Schedule of Sales Information by Geographic Area
The following is metal sales information by geographic area based on the location of smelters and metal traders (for concentrate shipments) and the location of parent companies (for doré sales to metal traders) for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	2023	2022	2021
United States	$36,307	$21,938	$71,278
Canada	375,092	406,600	419,090
Japan	52,744	51,375	63,588
Korea	127,590	107,828	203,115
China	103,534	136,514	50,945

Total, excluding gains/losses on forward contracts	$695,267	$724,255	$808,016

Metal sales by significant product type for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Doré and metals from doré	$211,321	$255,608	$313,337
Carbon	4,333	2,607	4,117
Silver concentrate	356,941	329,165	345,732
Zinc concentrate	80,274	109,177	112,448
Precious metals concentrate	42,398	27,698	32,382

Total, excluding gains/losses on forward contracts	$695,267	$724,255	$808,016

Schedule of Sales from Continuing Operations to Significant Metals Customers
Metal sales from continuing operations to significant metals customers as a percentage of total sales were as follows for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Customer A	24.2%	35.4%	37.2%
Customer B	11.8%	23.9%	21.5%
Customer C	15.5%	11.3%	21.6%
Customer D	15.8%	3.5%	6.2%

Summary of Trade Accounts Receivable	Trade accounts receivable balances with significant metals customers as of December 31, 2023 and 2022 were as follows.

	2023	2022
Customer B	22.2%	57.5%
Customer D	34.8%	—
Customer E	24.2%	3.2%
Customer F	—	15.9%
Customer G	—	11.8%